Note 22 - Interest-bearing Loans and Borrowings (Tables)	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of total liabilities [text block]
	2018	2017

Secured bank loans	434.7	589.3
Unsecured bank loans	212.3	413.7
Debentures and unsecured bond issues	104.7	102.7
Other unsecured loans	99.0	101.5
Financial leasing	11.4	24.7
Non-current liabilities	862.1	1,231.9

Secured bank loans	1,404.8	879.6
Unsecured bank loans	86.6	394.3
Other unsecured loans	39.2	38.4
Financial leasing	30.0	8.8
Current liabilities	1,560.6	1,321.1

Disclosure of detailed information about borrowings [text block]
		2018			2017
Debt instruments	Average rate %	Current	Non-current	Average rate %	Current	Non-current
Debt denominated in USD fixed rate	4.40%	32.4	9.9	3.83%	6.4	16.5
Debt denominated in US dollars floating rate	3.59%	538.8	91.2	2.74%	78.3	476.9
Debt denominated in CAD dollars floating rate	2.43%	743.9	9.3	2.00%	685.9	–
Other latin american currency fixed rate	9.96%	11.5	212.1	9.27%	199.1	–
Other latin american currency floating rate	–	–	–	2.33%	–	5.0
Denominated Reais floating rate (TJLP and TR)	9.08%	75.3	162.3	9.22%	165.3	237.0
Reais debt - ICMS fixed rate	5.79%	37.2	91.2	5.57%	38.4	91.5
Reais debt - fixed rate	7.05%	121.5	286.1	6.63%	147.7	405.0
Total		1,560.6	862.1		1,321.1	1,231.9

Disclosure of terms and debt repayments [text block]
	Total	Less than 1 year	1-2 years	2-3 years	3-5 years	More than 5 years
Secured bank loans	1,839.5	1,404.9	156.8	54.9	101.7	121.2
Unsecured bank loans	298.9	86.6	0.1	212.2	–	–
Debentures and unsecured bond issues	104.7	–	–	104.7	–	–
Unsecured other loans	138.2	39.1	38.0	22.7	16.0	22.4
Finance lease liabilities	41.4	30.0	4.9	2.9	3.6	–
	2,422.7	1,560.6	199.8	397.4	121.3	143.6
	Total	Less than 1 year	1-2 years	2-3 years	3-5 years	More than 5 years
Secured bank loans	1,468.9	879.6	253.6	57.7	109.4	168.6
Unsecured bank loans	808.0	394.3	413.7	–	–	–
Debentures and unsecured bond issues	102.7	–	–	–	102.7	–
Unsecured other loans	139.9	38.4	32.0	24.7	11.6	33.2
Finance lease liabilities	33.5	8.8	24.7	–	–	–
	2,553.0	1,321.1	724.0	82.4	223.7	201.8

Reconciliation of liabilities arising from financing activities [text block]
	Current liabilities	Non-current liabilities
December 31, 2017	1,321.1	1,231.9
Proceeds	7.4	2,348.1
Payments	(2,505.0)	(6.7)
Foreign exchange	115.9	74.1
Transfer between current and non-current	2,627.9	(2,628.1)
Other movements	(6.7)	(157.2)
December 31, 2018	1,560.6	862.1